Acquisition Of Nautilus Offshore Services Inc. (Details) $ in Thousands	6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Oct. 21, 2015 USD ($)	Nov. 24, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015
Carrying amount of vessels	$ 94,705				$ 96,428
Number of time charter						7
Write off of time charter	$ 7,795
Nautilus | Offshore Supply Vessels
Number of vessels	6
Nautilus | Oil Spill Recovery Vessels
Number of vessels	4
Nautilus | Platform Supply Vessels
Number of vessels	2
Nautilus
Acquisition Net Debt Assumed		$ 33,000
Amortization method of time-chartered contracts	straight-line
Nautilus | Forecasted results
Number of time charter				3
Write off of time charter				$ 6,102
Nautilus | Vessels
Carrying amount of vessels		99,370
Fair value adjustment		$ 2,270
Nautilus | Mezzanine and Oil And Gas
Ownership percentage to Nautilus		97.44%
VRG AS | Mezzanine
Ownership percentage to Nautilus			2.56%